FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        October 27, 1995





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.
Attention:   File Room



Re:          Fidelity Union Street Trust II (the trust):

             Spartan Arizona Municipal Money Market Portfolio

             Fidelity Daily Income Trust

             Spartan Municipal Money Fund (the funds)

             File No. 33-43757 and 811-6452

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,








                          /sArthur S. Loring
                            Arthur S. Loring
                            Secretary